As filed with the Securities and Exchange Commission on August 19, 2003
                                 Registration Nos. 333-63692; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 3                                          [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on September 2, 2003 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                               EXPLANATORY NOTE

The Prospectus and Statement of Additional Information, dated May 1, 2003, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 4 by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-63692), as filed on April 16, 2003.

One supplement dated September 2, 2003 to the Prospectus is included in Part A of this Post-Effective Amendment No. 3.

                                PARTS A and B

ING[LOGO]

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED SEPTEMBER 2, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2003

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                  ("THE ING SMARTDESIGN ADVANTAGE PROSPECTUS")

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

   1. The following investment portfolios and portfolio managers are added to the list of investment portfolios and portfolio managers available under your Contract:

           CAPITAL RESEARCH MANAGEMENT COMPANY
              ING American Funds Growth Portfolio (Class 2)1
              ING American Funds Growth-Income Portfolio (Class 2)1
              ING American Funds International Portfolio (Class 2)1
           JP MORGAN FLEMING ASSET MANAGEMENT (LONDON) LTD.
              ING JP Morgan Fleming International Portfolio (Class S)2 PROFUND ADVISORS LLC
              ProFund VP Rising Rates Opportunity
           SALOMON BROTHERS ASSET MANAGEMENT, INC.
              ING Salomon Brothers All Cap Portfolio (Class S)1
              ING Salomon Brothers Investors Portfolio (Class S)1
              ING Salomon Brothers Aggressive Growth Portfolio (Class S)2






          ---------------
          1 The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services is an affiliated Company of ING Groep, N.V.

          2 The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

127448 - SmartDesign Advantage                                          09/02/03

   2. The following ING Investors Trust Portfolio has changed its name and subadviser as indicated in the chart below:



    ---------------------------------------------------- -------------------------------------------------
    FORMER FUND NAME AND SUBADVISER                      NEW FUND NAME AND SUBADVISER
    ---------------------------------------------------- -------------------------------------------------
    ING JPMorgan Fleming International
        Enhanced EAFE Portfolio                          ING Julius Baer Foreign Portfolio
    ---------------------------------------------------- -------------------------------------------------
    SUBADVISER:  J.P. Morgan Fleming Asset Management    SUBADVISER:  Julius Baer Investment Management,
        (London) Ltd.                                        Inc.
    ---------------------------------------------------- -------------------------------------------------

   3. Effective September 2, 2003, the ING VP LargeCap Growth Portfolio is closed for new premiums as well as reallocations from other investment options.

   4. Appendix B -- The Investment Portfolios, is amended to add the following investment options to those available under your Contract:


   ------------------------------------------------------- --------------------------------------------------------
   FUND NAME AND
   INVESTMENT ADVISER/SUBADVISER                           INVESTMENT OBJECTIVE

   ------------------------------------------------------- --------------------------------------------------------

   ----------------------------------------------------------------------------------------------------------------
   ING INVESTORS TRUST  (FORMERLY THE GCG TRUST)
   ----------------------------------------------------------------------------------------------------------------

   ING AMERICAN FUNDS GROWTH PORTFOLIO (CLASS 2)           Invests all of its assets in shares of the Growth
       INVESTMENT ADVISER:   Directed Services, Inc.       Fund, a series of American Funds Insurance Series, a
       INVESTMENT SUBADVISER:  Capital Research            registered open-end investment company.  The Growth
          Management Company                               Fund seeks to make the shareholders' investment grow
                                                           by investing primarily in common stocks of companies
                                                           that appear to offer superior opportunities for growth
                                                           of capital. The Growth Fund is designed for investors
                                                           seeking long term capital appreciation through
                                                           stocks.
   ------------------------------------------------------- --------------------------------------------------------

   ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO  (CLASS 2)   Invests all of its assets in shares of the
       INVESTMENT ADVISER:  Directed Services, Inc.        Growth-Income Fund, a series of American Funds
       INVESTMENT SUBADVISER:  Capital Research            Insurance Series, a registered open-end investment
          Management Company                               company.  The Growth-Income Fund seeks to make the
                                                           shareholders' investment grow and to provide
                                                           shareholders with income over time by investing
                                                           primarily in common stocks or other securities which
                                                           demonstrate the potential for appreciation and/or
                                                           dividends. The Growth-Income Fund is designed for
                                                           investors seeking both capital appreciation and income.
   ------------------------------------------------------- --------------------------------------------------------

   ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO  (CLASS 2)   Invests all of its assets in shares of the
       INVESTMENT ADVISER:  Directed Services, Inc.        International Fund, a series of American Funds
       INVESTMENT SUBADVISER:  Capital Research            Insurance Series, a registered open-end investment
       Management Company                                  company.  The International Fund seeks to make
                                                           shareholders' investment grow over time by investing
                                                           primarily in common stocks of companies located outside
                                                           the United States. The International Fund is designed
                                                           for investors seeking capital appreciation through
                                                           stocks.

   ------------------------------------------------------- --------------------------------------------------------

127448 - SmartDesign Advantage             2                           09/02/03


   ------------------------------------------------------- --------------------------------------------------------
   FUND NAME AND
   INVESTMENT ADVISER/SUBADVISER                           INVESTMENT OBJECTIVE
   ------------------------------------------------------- --------------------------------------------------------


   ING SALOMON BROTHERS ALL CAP PORTFOLIO                  A nondiversified Portfolio that seeks capital
       (CLASS S)                                           appreciation through investment in securities which
                                                           the Subadviser believes have above-average capital
   INVESTMENT ADVISER:  Directed Services, Inc.            appreciation potential.  The Portfolio invests
   INVESTMENT SUBADVISER:  Salomon Brothers Asset          primarily in common stocks and common stock
       Management, Inc.                                    equivalents, such as preferred stocks and securities
                                                           convertible into common stocks, of companies the
                                                           Portfolio Manager believes are undervalued in the
                                                           marketplace.
   ------------------------------------------------------- --------------------------------------------------------

   ING SALOMON BROTHERS INVESTORS PORTFOLIO (CLASS S)      Seeks long-term growth of capital.  Secondarily seeks
                                                           current income.  The Portfolio invests primarily in
   INVESTMENT ADVISER:  Directed Services, Inc.            equity securities of U.S. companies.  The Portfolio
   INVESTMENT SUBADVISER:  Salomon Brothers Asset          may also invest in other equity securities.  To a
       Management, Inc.                                    lesser degree, the Portfolio invests in income
                                                           producing securities such as debt securities.
   ------------------------------------------------------- --------------------------------------------------------
   ING PARTNERS, INC.
   ------------------------------------------------------- --------------------------------------------------------

   ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO            Seeks long-term growth of capital.  Invests primarily
       (SERVICE CLASS)                                     (at least 65% of total assets) in the equity
       INVESTMENT ADVISER:  ING Life Insurance and         securities of foreign companies that the subadviser
          Annuity Company                                  believes have high growth potential.  Will normally
       INVESTMENT SUBADVISER:  J.P. Morgan Fleming Asset   invest in securities of at least three different
          Management (London) Ltd.                         countries other than the U.S. and will invest in both
                                                           developed and developing markets.
   ------------------------------------------------------- --------------------------------------------------------

   ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO        Seeks long-term growth of capital.  Invests primarily
       (SERVICE CLASS)                                     (at least 80% of net assets under normal
       INVESTMENT ADVISER: ING Life Insurance and          circumstances) in common stocks and related
          Annuity Company                                  securities, such as preferred stocks, convertible
       INVESTMENT SUBADVISER: Salomon Brothers Asset       securities and depositary receipts, of emerging growth
          Management, Inc.                                 companies.
   ------------------------------------------------------- --------------------------------------------------------
   PROFUNDS VP

   ------------------------------------------------------- --------------------------------------------------------

   PROFUND VP RISING RATES OPPORTUNITY                     Seeks daily investment results, before fees and
       INVESTMENT ADVISER: ProFund Advisors LLC            expenses, that correspond to one and one-quarter times
                                                           (125%) the inverse (opposite) of the daily price
                                                           movement of the most recently issued 30-year U.S.
                                                           Treasury Bond ("Long Bond").
   ------------------------------------------------------- --------------------------------------------------------

   5. Appendix B - The Investment Portfolios, is amended to add Aeltus Investment Management, Inc. as investment subadviser to each of the ING Variable Products Trust portfolios.

   6. The following chart is added to "Appendix B -- The Investment Portfolios." The column labeled "Gross Expense Ratio" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Expense Ratio" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2003.

127448 - SmartDesign Advantage             3                           09/02/03


      --------------------------------------------------------------------------------------------------------------------
                                                                                                 GROSS         NET
                                                                                                EXPENSE      EXPENSE
        PORTFOLIO                        CLASS    MANAGER                                        RATIO        RATIO
      --------------------------------------------------------------------------------------------------------------------

        ING INVESTORS TRUST
        ING American Funds Growth          2      Capital Research and Management Company          1.18%        1.18%
        ING American Funds
          Growth-Income Portfolio          2      Capital Research and Management Company          1.13%        1.13%
        ING American Funds
          International Portfolio          2      Capital Research and Management Company          1.41%        1.41%
        ING Eagle Asset Value Equity
          Portfolio                        S      Eagle Asset Management, Inc.                     0.95%        0.95%
        ING Janus Growth and Income
          Portfolio                        S      Janus Capital Management LLC                     1.11%        1.11%
        ING JPMorgan Fleming Small Cap
          Equity Portfolio                 S      JPMorgan Fleming Asset Management (USA) Inc.     1.16%        1.16%
        ING Julius Baer Foreign
          Portfolio                        S      Julius Baer Investment Management, Inc.          1.26%        1.26%
        ING Liquid Assets Portfolio        S      ING Investment Management LLC                    0.53%        0.53%
        ING MFS Research Portfolio         S      Massachusetts Financial Services Company         0.91%        0.91%
        ING MFS Total Return Portfolio     S      Massachusetts Financial Services Company         0.91%        0.91%
        ING PIMCO Core Bond Portfolio      S      Pacific Investment Management Company LLC        0.93%        0.93%
        ING Salomon Brothers All Cap
          Portfolio                        S      Salomon Brothers Asset Management, Inc.          1.01%        1.01%
        ING Salomon Brothers Investors
          Portfolio                        S      Salomon Brothers Asset Management, Inc.          1.01%        1.01%

        ING PARTNERS, INC.
        ING JPMorgan Mid Cap Value
          Portfolio                     Service   Robert Fleming, Inc.                             1.35%        1.35%
        ING JPMorgan Fleming                      JPMorgan Fleming Asset Management (London)
          International Portfolio       Service     Ltd.                                           1.25%        1.25%
        ING MFS Capital Opportunities
          Portfolio                     Initial   Massachusetts Financial Services Co.             0.90%        0.90%
        ING MFS Global Growth Portfolio Service   Massachusetts Financial Services Co.             1.45%        1.45%
        ING Salomon Brothers Aggressive
          Growth
          Portfolio                     Service   Salomon Brothers Asset Management Inc.           1.07%        1.07%
        ING Van Kampen Comstock
          Portfolio                     Service   Van Kampen                                       1.20%        1.20%

        ING VARIABLE INSURANCE TRUST
        ING VP Worldwide Growth
          Portfolio                     Service   ING Investments LLC                              2.07%        1.23%
        ING GET U.S. Core Portfolio               Aeltus Investment Management, Inc.               1.00%        1.00%

127448 - SmartDesign Advantage             4                           09/02/03


      --------------------------------------------------------------------------------------------------------------------
                                                                                                 GROSS         NET
                                                                                                EXPENSE      EXPENSE
        PORTFOLIO                        CLASS    MANAGER                                        RATIO        RATIO
      --------------------------------------------------------------------------------------------------------------------
        ING VARIABLE PORTFOLIOS, INC.
        ING VP Index Plus LargeCap
          Portfolio                        S      Aeltus Investment Management, Inc.               0.71%        0.71%
        ING VP Index Plus MidCap
          Portfolio                        S      Aeltus Investment Management, Inc.               0.78%        0.78%
        ING VP Index Plus SmallCap
          Portfolio                        S      Aeltus Investment Management, Inc.               0.88%        0.85%
        ING VP Value Opportunity
          Portfolio                        S      Aeltus Investment Managemetn, Inc.               0.97%        0.97%

        ING VARIABLE PRODUCTS TRUST
        ING VP Convertible Portfolio       S      ING Investments LLC                              3.49%        1.12%
        ING VP Large Company Value
          Portfolio                        S      ING Investments LLC                              3.55%        1.10%
        ING VP MagnaCap Portfolio       Service   ING Investments LLC                              1.45%        1.10%

        AIM VARIABLE INSURANCE FUNDS
        AIM V.I. Dent Demographic
          Trends Fund                      II     A I M Advisors, Inc.                             1.68%        1.45%
        AIM V.I. Growth Fund               II     A I M Advisors, Inc.                             1.16%        1.16%

        ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
        AllianceBernstein Growth and
          Income Portfolio                 B      Alliance Capital Management, L.P.                0.93%        0.93%
        AllianceBernstein Premier
          Growth Portfolio                 B      Alliance Capital Management, L.P.                1.31%        1.31%
        AllianceBernstein Value
          Portfolio                        B      Alliance Capital Management, L.P.                1.43%        1.43%

        FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
        Fidelity VIP Contrafund
          Portfolio                        S2     Fidelity Management and Research Co.             0.93%        0.93%
        Fidelity VIP Equity-Income
          Portfolio                        S2     Fidelity Management and Research Co.             0.83%        0.83%
        Fidelity VIP Growth Portfolio      S2     Fidelity Management and Research Co..            0.93%        0.93%

        INVESCO VARIABLE INVESTMENT FUNDS, INC.
        INVESCO VIF -- Financial
          Services Fund                           INVESCO Funds Group, Inc.                        1.09%        1.09%
        INVESCO VIF-- Health Sciences
          Fund                                    INVESCO Funds Group, Inc.                        1.07%        1.07%
        INVESCO VIF-- Leisure Fund                INVESCO Funds Group, Inc.                        3.96%        3.96%
        INVESCO VIF-- Utilities Fund              INVESCO Funds Group, Inc.                        1.18%        1.15%

        JANUS ASPEN SERIES
        Janus Aspen Series Worldwide
          Growth Portfolio                 S      Janus Capital Management, LLC                    0.95%        0.95%

        PIMCO VARIABLE INSURANCE TRUST:
        PIMCO High Yield Portfolio                Pacific Investment Management Company            0.76%        0.75%

127448 - SmartDesign Advantage             5                           09/02/03


      --------------------------------------------------------------------------------------------------------------------
                                                                                                 GROSS         NET
                                                                                                EXPENSE      EXPENSE
        PORTFOLIO                        CLASS    MANAGER                                        RATIO        RATIO
      --------------------------------------------------------------------------------------------------------------------
        PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Fund VCT Portfolio         II     Pioneer Investment Management, Inc.              1.06%        1.06%
        Pioneer Small Company VCT
          Portfolio                        II     Pioneer Investment Management, Inc.              2.98%        1.58%

        PRO FUNDS VP
        ProFund VP Bull                           ProFund Advisors LLC                             1.91%        1.91%
        ProFund VP Europe 30                      ProFund Advisors LLC                             2.03%        1.98%
        ProFund VP Rising Rates
          Opportunity                             ProFund Advisors LLC                             2.13%        1.98%
        ProFund VP Small-Cap                      ProFund Advisors LLC                             1.97%        1.97%

        PRUDENTIAL SERIES FUND, INC.
        Jennison Portfolio                 II     Jennison Associates LLC                          1.01%        1.01%
        SP Jennison International
          Growth Portfolio                 II     Jennison Associates LLC                          1.80%        1.80%

        PUTNAM VARIABLE TRUST
        Putnam VT Discovery Growth Fund   IB     Putnam Investment Management, LLC                1.81%         1.81%
        Putnam VT Growth and Income       IB     Putnam Investment Management, LLC                0.77%         0.77%
        Putnam VT International Growth
          and Income                      IB     Putnam Investment Management, LLC                1.25%         1.25%

        UBS SERIES TRUST
        UBS Tactical Allocation
          Portfolio                       I      UBS Global Asset Management                      0.91%         0.91%







ING [LOGO]
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

127448 - SmartDesign Advantage             6                           09/02/03

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.




                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


(b)

EXHIBITS

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2     Not applicable

3 (a) Distribution Agreement between the Depositor and Directed
      Services, Inc. (1)

  (b) Form of Dealers Agreement (1)
  (c) Organizational Agreement (1)
  (d) Addendum to Organizational Agreement (1)
  (e) Expense Reimbursement Agreement (1)
  (f) Form of Assignment Agreement for Organizational Agreement (1)

4 (a) Form of Variable Annuity Group Master Contract (2)
  (b) Form of Variable Annuity Contract (2)
  (c) Form of Variable Annuity Certificate (2)
  (d) Form of Endorsement for Premium Bonus (2)
  (e) Earnings Enhancement Death Benefit Rider (2)
  (f) Individual Retirement Annuity Rider (6)
  (g) ROTH Individual Retirement Annuity Rider (6)
  (h) Simple Retirement Account Rider (6)
  (i) 403(b) Rider (6)
  (j) Minimum Guaranteed Accumulation Benefit Rider (9)
  (k) Form of Endorsement for GET Fund (9)

5     Individual Deferred Variable Annuity Application (7)

6 (a) Resolution of the Board of Directors for Powers of
      Attorney, dated 04/23/99 (1)
  (b) Certificate of Amendment of the Restated Articles of Incorporation of Golden American Life Insurance Company, dated 03/01/95 (1)
  (c) By-laws of Golden American Life Insurance Company, dated 01/07/94 (1)

7     Not applicable

8 (a) Service Agreement between Golden American Life Insurance
      Company and Equitable Life Insurance Company of Iowa (1)

  (b) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc. (1)

  (c) Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. (3)

  (d) Participation Agreement between Golden American Life Insurance Company, AIM Variable Insurance Funds, Inc., and Directed
      Services, Inc. (3)

  (e) Form of Participation Agreement between Golden American Life Insurance Company, Directed Services, Inc., Alliance Capital Management L.P., Alliance Variable Products Series Fund, Inc. and Alliance Fund Distributors, Inc. (2)

  (f) Participation Agreement between Golden American Life Insurance Company, Brinson Series Trust and Brinson Advisors, Inc. (2)

  (g) Participation Agreement between Golden American Life Insurance Company, Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. (2)

  (h) Participation Agreement between Golden American Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (3)

  (i) Participation Agreement between Golden American Life Insurance Company and Janus Aspen Series. (3)

  (j) Participation Agreement between Golden American Life Insurance Company and ING Variable Insurance Trust. (3)

  (k) Participation Agreement between Golden American Life Insurance Company and ING Variable Products Trust. (3)

  (l) Participation Agreement between Golden American Life
      Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (3)

  (m) Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (3)

  (n) Participation Agreement between Golden American Life Insurance
      Company, Prudential Series Fund, Inc., Prudential Insurance
      Company of America and Prudential Investment Management Services LLC (2)

  (o) Amendment to the Participation Agreement between Golden American Life Insurance Company, Prudential Series Fund, Inc., Prudential Insurance Company of America and Prudential Investment Management Services LLC (2)

  (p) Participation Agreement between Golden American Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (2)

  (q) Participation Agreement among Golden American Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (2)

  (r) Amendment to the Participation Agreement between Golden American Life Insurance Company, Aetna Life Insurance and Annuity Company and ING Partners, Inc. (3)

9     Opinion and Consent of Kimberly J. Smith.

10(a) Consent of Ernst & Young LLP, Independent Auditors.
  (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

11    Not applicable

12    Not applicable

13    Schedule of Performance Data (4)

14    Not applicable

15    Powers of Attorney (8)
------------------------------------

(1) Incorporated herein by reference to the Initial Registration Statement on Form N-4 for Separate Account B of Golden American filed with the Securities and Exchange Commission on June 22, 2001 (Nos. 333-63692; 811-05626).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-5626).

(5) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life
     Insurance and Annuity Company.

(6) Incorporated by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(7) Incorporated by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-63692, 811-5626).

(8) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

(9) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 3, 2003 (File Nos. 333-63692, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Cheryl L. Price        ReliaStar Life Insurance Co.  Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Chief Financial Officer
                       5780 Powers Ferry Road        Director
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of July 31, 2003, there are 148,323 qualified contract owners and 160,762 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 19th day of August, 2003.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on August 19, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM                EXHIBIT                                            PAGE #
----                -------                                           --------

9              Opinion and Consent of Kimberly J. Smith               EX-99.B9

10(a)          Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A